EVENTS AFTER THE REPORTING PERIOD	6 Months Ended
Jun. 29, 2018
Events After Reporting Period [Abstract]
EVENTS AFTER THE REPORTING PERIOD
EVENTS AFTER THE REPORTING PERIOD
On 27 July 2018, the Group made an early repayment of €100 million on the €200 million tranche of the term loan due May 2019.
On 31 July 2018, the CCEP Board of Directors declared a regular quarterly dividend of €0.26 per share. The dividend is payable 6 September 2018 to those shareholders of record on 22 August 2018.